SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Guarantee	$ 69,955,566	$ 86,360,524	$ 88,742,628